                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: INTERNATIONAL VALUE ADVISERS, LLC
      ADDRESS: 717 FIFTH AVENUE
      10TH FLOOR
      NEW YORK, NY 10022
      212-584-3570

Form 13F File Number: 28-13405

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MICHAEL MALAFRONTE
Title: CEO
Phone: 212-584-3570

Signature, Place, and Date of Signing:

/s/Michael Malafronte                   New York, NY       May 11, 2012
-------------------------------------   -------------   ----------------------
            [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            53

Form 13F Information Table Value Total:     5,433,512
                                           (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None



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13F Securities at  03/31/12

                                                                                                            VOTING AUTHORITY
                                                            VALUE     SHARES/               INVSTMT    -----------------------------
NAME OF ISSUER                TITLE OF CLASS     CUSIP     (X$1000)   PRN AMT     SH/PRN    DSCRTN        SOLE     SHARED     NONE
----------------------       ---------------   ---------   --------   ---------   ------    --------   ----------  -------  --------
Amdocs Ltd                    ORD              010510864   129,179    4,090,540   SH        SOLE        3,869,380    0       221,160
Aon Corp                      COM              037389103   124,222    2,532,050   SH        SOLE        2,396,090    0       135,960
Applied Materials Inc         COM              038222105   101,291    8,139,090   SH        SOLE        7,697,395    0       441,695
Automatic Data Processing     COM              053015103    83,924    1,520,630   SH        SOLE        1,439,410    0        81,220
BMC Software Inc              COM              055921100    40,587    1,010,625   SH        SOLE          956,130    0        54,495
Baker Hughes Inc              COM              057224107   121,576    2,898,800   SH        SOLE        2,739,780    0       159,020
Berkshire Hathaway Inc.-Cl A  CL A             084670108   262,451        2,153   SH        SOLE            2,036    0           117
Berkshire Hathaway Inc.-Cl B  CL B             084670702       458        5,642   SH        SOLE            5,247    0           395
CA Inc.                       COM              12673P105   102,505    3,719,340   SH        SOLE        3,516,160    0       203,180
CVS Caremark Corp             COM              126650100    73,552    1,641,780   SH        SOLE        1,553,810    0        87,970
Cimarex Energy Co             COM              171798101    30,423      403,120   SH        SOLE          381,170    0        21,950
Cisco Systems Inc             COM              17275R102   127,804    6,042,740   SH        SOLE        5,698,330    0       344,410
Colgate Palmolive Co          COM              194162103    58,007      593,240   SH        SOLE          555,190    0        38,050
Contango Oil & Gas            COM NEW          21075N204    27,789      471,727   SH        SOLE          446,167    0        25,560
Dell Inc.                     COM              24702R101   226,957   13,676,220   SH        SOLE       12,896,230    0       779,990
Devon Energy Corp New         COM              25179M103   360,314    5,066,278   SH        SOLE        4,792,867    0       273,411
Diageo PLC - ADR              SPON ADR New     25243Q205   120,085    1,244,400   SH        SOLE        1,214,190    0        30,210
Energizer Holdings INC        COM              29266R108    53,647      723,200   SH        SOLE          684,180    0        39,020
Gold SPDR Trust               GOLD SHS         78463V107    15,417       95,095   SH        SOLE           66,344    0        28,751
Gold iShares Trust ETF        ISHARES          464285105   160,554    9,868,114   SH        SOLE        7,664,160    0     2,203,954
Goldman Sachs                 COM              38141G104    62,834      505,220   SH        SOLE          477,940    0        27,280
Hewlett Packard Co.           COM              428236103   209,776    8,803,033   SH        SOLE        8,307,719    0       495,314
IAMGOLD Corp.                 COM              450913108    60,784    4,573,640   SH        SOLE        4,573,640    0             0
Ingram Micro Inc              CL A             457153104    81,362    4,383,740   SH        SOLE        4,149,874    0       233,866
JDA Software Group            COM              46612K108     6,191      225,290   SH        SOLE          212,990    0        12,300
Liberty Interactive Corp      INT COM SER A    53071M104    45,160    2,365,629   SH        SOLE        2,237,819    0       127,810
Marsh & McLennan Co           COM              571748102    61,318    1,870,031   SH        SOLE        1,768,700    0       101,331
Mastercard Inc. Class A       CL A             57636Q104   231,845      551,302   SH        SOLE          520,201    0        31,101
Microsoft                     COM              594918104   274,042    8,496,108   SH        SOLE        8,015,197    0       480,911
National Cinemedia Inc        COM              635309107       844       55,183   SH        SOLE           52,720    0         2,463
Net 1 UEPS Technologies       COM NEW          64107N206   105,969   11,722,247   SH        SOLE       11,242,324    0       479,923
Newmont Mining Corp.          COM              651639106    17,027      332,110   SH        SOLE          332,110    0             0
News Corp - Class A           CL A             65248E104   134,304    6,813,998   SH        SOLE        6,598,052    0       215,946
News Corp - Class B           CL B             65248E203    81,795    4,095,909   SH        SOLE        3,719,288    0       376,621
Nortel Inversora - ADR        SPON ADR PFD B   656567401     2,439      116,920   SH        SOLE          116,920    0             0
Oracle Corp                   COM              68389X105   162,476    5,571,870   SH        SOLE        5,267,490    0       304,380
SK Telecom-ADR                SPONSORED ADR    78440P108   145,190   10,437,850   SH        SOLE       10,007,620    0       430,230
Seacor Holdings Inc.          COM              811901101    76,097      794,500   SH        SOLE          752,010    0        42,490
Sealed Air Corp               COM              81211K100   141,238    7,314,265   SH        SOLE        6,922,428    0       391,837
Spansion Inc. CLA             COM CL A NEW     84649R200    26,551    2,179,860   SH        SOLE        2,063,880    0       115,980
Staples Inc.                  COM              855030102   226,739   14,004,857   SH        SOLE       13,246,216    0       758,641
Symantec Corp                 COM              871503108    93,620    5,006,417   SH        SOLE        4,738,204    0       268,213
Telecom Argentina - ADR       SPON ADR REP B   879273209     3,521      198,730   SH        SOLE          198,730    0             0
Telephone & Data Systems      COM NEW          879433829    28,872    1,247,181   SH        SOLE        1,171,270    0        75,911
Texas Instruments Inc.        COM              882508104   117,914    3,508,296   SH        SOLE        3,318,126    0       190,170
Total SA - Spon ADR           SPONSORED ADR    89151E109   296,848    5,806,880   SH        SOLE        5,575,590    0       231,290
US Cellular Corp              COM              911684108    22,618      552,596   SH        SOLE          455,226    0        97,370
Valassis Communications Inc.  COM              918866104    77,515    3,370,202   SH        SOLE        3,187,862    0       182,340
Wal-Mart Stores Inc           COM              931142103    21,787      355,990   SH        SOLE          336,540    0        19,450
Walgreen Co                   COM              931422109    91,427    2,729,970   SH        SOLE        2,582,300    0       147,670
Washington Post               CL B             939640108   189,961      508,501   SH        SOLE          480,901    0        27,600
Yahoo Inc                     COM              984332106    35,368    2,323,800   SH        SOLE        2,201,430    0       122,370
Bank of America Corp          7.25%CNV PFD L   060505682    79,339       99,866   SH        SOLE           94,524    0         5,342

                                                         5,433,513

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